OTHER ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses		$ 896	$ 598
Employees and institutions		359	259
Accounts Payable, Other, Current	$ 1,230	$ 1,255	$ 857